Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future minimum payments under the agreements are as follows:
Year	Amount

2017	$108,993
2018	83,835
2019	72,678
2020	24,303
2021	-
Thereafter	-
$289,809